Inventories - Summary of Inventories, Net of Obsolescence Reserve (Detail) - USD ($) $ in Thousands	Mar. 26, 2016	Mar. 28, 2015
Inventory Disclosure [Abstract]
Raw materials	$ 4,301	$ 5,587
Work in progress	95	84
Retail inventories and manufactured finished goods	133,443	130,068
Total inventory	$ 137,839	$ 135,739